Accounts and Other Receivables - Summary of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivables
Trade And Other Receivables [Line Items]
Non-related party	₩ 29,697	₩ 59,633
Related party	2,721	1,053
Less : Loss allowance	(165)	(22)	₩ (123)	₩ (126)
Accounts receivables, net	32,253	60,664
Other Receivables
Trade And Other Receivables [Line Items]
Non-related party	60	339
Less : Loss allowance	(4)	(84)	₩ (46)	₩ (45)
Other receivables, net	₩ 56	₩ 255